Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	CAPITAL WORLD BOND FUND
Central Index Key	0000812303
Amendment Flag	false
Document Creation Date	Oct. 29, 2015
Document Effective Date	Nov. 01, 2015
Prospectus Date	Nov. 01, 2015
CAPITAL WORLD BOND FUND® | Class A
Prospectus:
Trading Symbol	CWBFX
CAPITAL WORLD BOND FUND® | Class R-1
Prospectus:
Trading Symbol	RCWAX
CAPITAL WORLD BOND FUND® | Class R-2
Prospectus:
Trading Symbol	RCWBX
CAPITAL WORLD BOND FUND® | Class R-3
Prospectus:
Trading Symbol	RCWCX
CAPITAL WORLD BOND FUND® | Class R-4
Prospectus:
Trading Symbol	RCWEX
CAPITAL WORLD BOND FUND® | Class R-5
Prospectus:
Trading Symbol	RCWFX
CAPITAL WORLD BOND FUND® | Class B
Prospectus:
Trading Symbol	WBFBX
CAPITAL WORLD BOND FUND® | Class C
Prospectus:
Trading Symbol	CWBCX
CAPITAL WORLD BOND FUND® | Class F-1
Prospectus:
Trading Symbol	WBFFX
CAPITAL WORLD BOND FUND® | Class 529-A
Prospectus:
Trading Symbol	CCWAX
CAPITAL WORLD BOND FUND® | Class 529-B
Prospectus:
Trading Symbol	CCWBX
CAPITAL WORLD BOND FUND® | Class 529-C
Prospectus:
Trading Symbol	CCWCX
CAPITAL WORLD BOND FUND® | Class 529-E
Prospectus:
Trading Symbol	CCWEX
CAPITAL WORLD BOND FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CCWFX
CAPITAL WORLD BOND FUND® | Class F-2
Prospectus:
Trading Symbol	BFWFX
CAPITAL WORLD BOND FUND® | Class R-6
Prospectus:
Trading Symbol	RCWGX
CAPITAL WORLD BOND FUND® | Class R-2E
Prospectus:
Trading Symbol	RCEBX
CAPITAL WORLD BOND FUND® | Class R-5E
Prospectus:
Trading Symbol	RCWHX